Quarterly Report
February 28, 2021
MFS®  Global Bond Fund
(Effective April 30, 2021, the name of the fund will change to MFS® Global Opportunistic Bond Fund)
GLB-Q1

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.7%
Aerospace – 0.9%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		$559,000	$614,853
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		570,000	626,722
L3Harris Technologies, Inc., 3.85%, 6/15/2023		1,500,000	1,610,053
Lockheed Martin Corp., 2.8%, 6/15/2050		2,167,000	2,070,473
Rolls-Royce Holdings PLC, 5.75%, 10/15/2027	GBP	900,000	1,359,206
TransDigm, Inc., 6.25%, 3/15/2026 (n)		$1,099,000	1,158,126
			$7,439,433
Airlines – 0.2%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	500,000	$601,031
National Express Group PLC, 4.25% to 2/26/2026, FLR (GBP Government Yield - 5yr. + 4.135%) to 2/26/2031, FLR (GBP Government Yield - 5yr. + 5.135%) to 12/31/2164	GBP	925,000	1,324,005
			$1,925,036
Asset-Backed & Securitized – 2.3%
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS” FLR, 1.557% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		$450,000	$450,000
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, 2.13%, 12/15/2035 (n)		204,000	204,000
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.212% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)		900,000	892,069
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.63%, 4/15/2053 (i)		1,446,600	157,300
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.77%, 2/15/2054 (i)(w)		6,311,529	810,211
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.793%, 7/15/2053 (i)		12,962,062	1,499,673
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		636,108	646,611
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		494,563	512,904
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		404,638	407,028
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061		2,924,308	3,270,997
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		486,818	476,428
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053		2,200,142	2,178,011
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.465% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		840,034	840,034
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.923% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,560,000	2,540,355
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,235,132	1,235,516
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.248% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		471,872	472,314
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.957% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		714,500	726,103
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053		968,000	964,029
			$18,283,583
Automotive – 1.7%
Daimler AG, 0.75%, 9/10/2030	EUR	550,000	$676,092
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$1,058,000	1,058,090
Ferrari N.V., 1.5%, 5/27/2025	EUR	1,307,000	1,647,278
General Motors Financial Co., Inc., 2.35%, 9/03/2025	GBP	1,275,000	1,828,824
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$2,025,000	2,608,049
Schaeffler AG, 2.75%, 10/12/2025	EUR	1,200,000	1,534,610
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/31/2164		1,400,000	1,744,301
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 12/31/2164		2,000,000	2,515,623
			$13,612,867
Broadcasting – 0.6%
Discovery, Inc., 4.125%, 5/15/2029		$648,000	$730,656
Prosus N.V., 1.539%, 8/03/2028	EUR	700,000	871,956
Prosus N.V., 3.68%, 1/21/2030 (n)		$2,247,000	2,373,782
WPP Finance, 3.75%, 9/19/2024		583,000	639,557
			$4,615,951

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.5%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$1,807,000	$1,690,638
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	331,669
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	906,426
Raymond James Financial, 4.65%, 4/01/2030		1,161,000	1,384,020
			$4,312,753
Building – 1.1%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$430,000	$482,847
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		1,221,000	1,431,252
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031	EUR	700,000	821,567
Holcim Finance (Luxembourg) S.A., 3%, 4/05/2050		1,325,000	1,649,280
Masco Corp., 2%, 10/01/2030		$2,797,000	2,725,642
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,781,024
			$8,891,612
Business Services – 1.0%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	975,000	$1,158,814
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,850,000	2,244,362
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		$1,688,000	1,827,235
Visa, Inc., 4.15%, 12/14/2035		500,000	610,081
Visa, Inc., 4.3%, 12/14/2045		1,151,000	1,427,005
Visa, Inc., 3.65%, 9/15/2047		460,000	517,737
			$7,785,234
Cable TV – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$1,116,000	$1,471,349
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		532,000	579,556
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,200,000	1,580,423
Eutelsat S.A., 1.5%, 10/13/2028		800,000	991,060
SES S.A., 2%, 7/02/2028		774,000	1,012,707
Time Warner Cable, Inc., 4.5%, 9/15/2042		$856,000	934,621
			$6,569,716
Chemicals – 0.4%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$1,619,000	$1,615,600
LYB International Finance III, LLC, 4.2%, 5/01/2050		1,296,000	1,403,134
			$3,018,734
Computer Software – 0.9%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		$626,000	$735,176
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		1,518,000	1,747,862
Microsoft Corp., 4.1%, 2/06/2037		1,170,000	1,436,154
Microsoft Corp., 2.525%, 6/01/2050		928,000	861,131
Microsoft Corp., 3.95%, 8/08/2056		496,000	607,572
Microsoft Corp., 2.675%, 6/01/2060		774,000	713,249
VeriSign, Inc., 4.75%, 7/15/2027		1,343,000	1,418,544
			$7,519,688
Computer Software - Systems – 0.4%
Apple, Inc., 4.5%, 2/23/2036		$2,575,000	$3,228,531
Conglomerates – 0.8%
Carrier Global Corp., 3.577%, 4/05/2050		$1,729,000	$1,757,177
General Electric Co., 0.875%, 5/17/2025	EUR	425,000	524,882
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,510,000	1,598,788
Roper Technologies, Inc., 4.2%, 9/15/2028		581,000	667,750
Roper Technologies, Inc., 2.95%, 9/15/2029		458,000	485,808
Roper Technologies, Inc., 2%, 6/30/2030		1,231,000	1,204,585
			$6,238,990

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	$507,948
Consumer Services – 0.5%
G4S International Finance PLC, 1.875%, 5/24/2025	EUR	1,325,000	$1,599,568
MercadoLibre, Inc., 3.125%, 1/14/2031		$1,320,000	1,302,180
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		1,754,000	1,382,136
			$4,283,884
Containers – 0.2%
DS Smith PLC, 0.875%, 9/12/2026	EUR	1,000,000	$1,231,074
Electronics – 0.7%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	254,000	$313,978
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	666,793
Broadcom, Inc., 4.25%, 4/15/2026		1,249,000	1,396,565
Broadcom, Inc., 4.15%, 11/15/2030		432,000	474,581
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	1,200,000	1,558,042
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		$1,319,000	1,406,384
			$5,816,343
Emerging Market Quasi-Sovereign – 4.4%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	1,050,000	$1,295,514
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$2,050,000	2,030,300
China Development Bank, 3.45%, 9/20/2029	CNY	136,470,000	20,675,568
Export-Import Bank of India, 3.375%, 8/05/2026		$1,000,000	1,068,136
Export-Import Bank of India, 3.875%, 2/01/2028		800,000	858,516
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	1,700,000	2,045,187
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		$836,000	878,669
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,150,000	1,213,075
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		1,600,000	1,912,996
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,696,545
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,523,000	1,680,326
			$35,354,832
Emerging Market Sovereign – 10.7%
Dominican Republic, 4.875%, 9/23/2032		$1,700,000	$1,725,500
Government of Malaysia, 4.065%, 6/15/2050	MYR	6,387,000	1,544,826
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)	EUR	2,800,000	3,257,831
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		4,498,000	5,724,973
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,984,000	3,442,820
People's Republic of China, 3.81%, 9/14/2050	CNY	48,300,000	7,476,713
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	1,000,000	1,312,027
Republic of Croatia, 1.125%, 6/19/2029		452,000	556,949
Republic of Croatia, 1.5%, 6/17/2031		3,570,000	4,495,702
Republic of Croatia, 1.75%, 3/04/2041		1,609,000	1,921,926
Republic of India, 7.27%, 4/08/2026	INR	409,610,000	5,875,062
Republic of Indonesia, 7%, 9/15/2030	IDR	60,600,000,000	4,364,349
Republic of Korea, 1.875%, 6/10/2029	KRW	3,357,000,000	2,993,475
Republic of Panama, 2.252%, 9/29/2032		$2,832,000	2,704,560
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,760,000	2,147,200
Republic of South Africa, 8%, 1/31/2030	ZAR	92,300,000	5,700,807
Republic of South Africa, 8.25%, 3/31/2032		44,000,000	2,610,931
Republic of Turkey, 4.875%, 10/09/2026		$1,200,000	1,197,600
State of Qatar, 4%, 3/14/2029 (n)		1,726,000	1,972,121
State of Qatar, 4.4%, 4/16/2050		363,000	425,244
United Mexican States, 5.75%, 3/05/2026	MXN	88,000,000	4,321,805
United Mexican States, 7.5%, 6/03/2027		329,800,000	17,431,430
United Mexican States, 2.659%, 5/24/2031		$2,086,000	2,009,360

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 3.771%, 5/24/2061		$1,146,000	$1,006,772
			$86,219,983
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$1,700,000	$1,843,004
Energy - Integrated – 1.0%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	490,000	$549,476
Chevron USA, Inc., 4.2%, 10/15/2049		$1,467,000	1,710,967
Eni S.p.A., 4%, 9/12/2023 (n)		569,000	615,356
Eni S.p.A., 4.25%, 5/09/2029 (n)		647,000	735,121
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 12/31/2164	EUR	296,000	369,639
Exxon Mobil Corp., 1.408%, 6/26/2039		1,150,000	1,372,131
Galp Energia SGPS S.A., 2%, 1/15/2026		1,000,000	1,262,763
OMV AG, 0.75%, 6/16/2030		643,000	795,416
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 12/31/2164		300,000	372,363
			$7,783,232
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$1,339,000	$1,268,703
Financial Institutions – 2.5%
Adler Group S.A., 2.25%, 1/14/2029	EUR	1,300,000	$1,508,441
Adler Group, Inc., 3.25%, 8/05/2025		1,300,000	1,638,816
Adler Group, Inc., 2.75%, 11/13/2026		900,000	1,101,879
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$3,256,000	3,451,157
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	550,000	674,237
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$850,000	911,121
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		1,085,000	1,179,753
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,412,305
CTP B.V., 2.125%, 10/01/2025	EUR	1,525,000	1,952,357
CTP B.V., 0.75%, 2/18/2027		550,000	658,951
EXOR N.V., 2.25%, 4/29/2030		1,000,000	1,348,197
EXOR N.V., 0.875%, 1/19/2031		775,000	933,204
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,728,000	1,880,513
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	500,000	580,135
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 12/14/2069		500,000	593,399
			$19,824,465
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$412,000	$476,740
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		669,000	862,496
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		884,000	933,725
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	896,668
Constellation Brands, Inc., 4.25%, 5/01/2023		1,910,000	2,057,671
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	771,518
Constellation Brands, Inc., 3.15%, 8/01/2029		1,735,000	1,851,437
			$7,850,255
Forest & Paper Products – 0.1%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	700,000	$945,783
Gaming & Lodging – 0.2%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		$1,099,000	$1,084,252
Whitbread Group PLC, 3%, 5/31/2031	GBP	650,000	887,468
			$1,971,720

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.9%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	500,000	$701,244
CPI Property Group S.A., 3.75%, 11/16/2070	EUR	1,300,000	1,513,617
CPI Property Group S.A., 4.875% to 11/16/2026, FLR (EUR Swap Rate - 5yr. + 5.733%) to 11/16/2031, FLR (EUR Swap Rate - 5yr. + 5.983%) to 11/16/2046, FLR (EUR Swap Rate - 5yr. + 6.733%) to 12/31/2164		2,400,000	3,026,027
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,794,868
			$7,035,756
Insurance – 0.8%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	800,000	$1,096,532
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		750,000	1,002,672
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	1,189,000	1,790,053
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	500,000	621,772
Credit Agricole Assurances S.A., 2%, 7/17/2030		700,000	874,926
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		1,102,000	1,378,351
			$6,764,306
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,944,000	$2,435,304
Insurance - Property & Casualty – 0.8%
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	425,000	$466,290
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		$1,075,000	1,190,059
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		1,170,000	1,250,534
Progressive Corp., 4.125%, 4/15/2047		1,261,000	1,514,485
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	450,000	632,952
Willis North America, Inc., 3.875%, 9/15/2049		$1,295,000	1,436,689
			$6,491,009
International Market Quasi-Sovereign – 1.3%
BNG Bank N.V. (Kingdom of the Netherlands), 0.875%, 10/24/2036	EUR	2,150,000	$2,809,132
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		406,000	500,695
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		233,000	310,556
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 12/31/2164		2,200,000	2,697,571
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2164	GBP	1,000,000	1,567,350
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024	EUR	1,380,000	1,688,016
La Banque Postale S.A., 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		700,000	848,433
Orsted A/S (Kingdom of Denmark), 2.5% to 2/18/2033, FLR (GBP Government Yield - 5yr. + 2.136%) to 2/18/2053, FLR (GBP Government Yield - 5yr. + 3.136%) to 12/31/2049	GBP	292,000	402,746
			$10,824,499
International Market Sovereign – 20.6%
Commonwealth of Australia, 1%, 12/21/2030	AUD	5,727,000	$4,062,362
Commonwealth of Australia, 1.75%, 6/21/2051		8,152,000	4,818,114
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	1,705,000	2,664,793
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	500,380
Government of Japan, 1.7%, 3/20/2032	JPY	3,966,400,000	43,226,858
Government of Japan, 2.4%, 3/20/2037		41,800,000	510,941
Government of Japan, 2.3%, 3/20/2040		462,000,000	5,705,794
Government of Japan, 0.6%, 9/20/2050		472,000,000	4,249,616
Government of Norway, 1.25%, 9/17/2031 (n)	NOK	47,439,000	5,322,977
Kingdom of Belgium, 1.45%, 6/22/2037	EUR	1,281,000	1,817,611
Kingdom of Spain, 1.25%, 10/31/2030 (n)		2,039,000	2,667,596
Kingdom of Spain, 1.85%, 7/30/2035		3,525,000	4,909,885
Kingdom of Spain, 1.2%, 10/31/2040 (n)		1,556,000	1,948,301
Kingdom of Sweden, 0.125%, 5/12/2031 (n)	SEK	15,970,000	1,831,514
Republic of Cyprus, 1.25%, 1/21/2040	EUR	5,451,000	6,893,779
Republic of France, 1.5%, 5/25/2050		3,905,200	5,728,441

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of France, 0.75%, 5/25/2052 (n)	EUR	3,043,836	$3,689,221
Republic of Iceland, 5%, 11/15/2028	ISK	815,980,000	7,087,179
Republic of Iceland, 6.5%, 1/24/2031		186,000,000	1,794,805
Republic of Italy, 1.65%, 3/01/2032	EUR	14,283,000	18,715,205
Republic of Italy, 1.45%, 3/01/2036		16,105,000	20,324,559
Republic of New Zealand, 2.75%, 4/15/2037	NZD	1,101,000	824,063
Republic of Portugal, 0.9%, 10/12/2035	EUR	1,895,164	2,352,657
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	9,185,000	13,794,544
United Kingdom Treasury, 1.75%, 1/22/2049		641,000	972,576
			$166,413,771
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	400,000	$477,777
Local Authorities – 0.4%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$763,613
Province of British Columbia, 2.95%, 6/18/2050		765,000	656,045
Province of Ontario, 2.65%, 12/02/2050		2,446,000	1,931,102
			$3,350,760
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,451,000	$1,489,790
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,496,000	1,750,849
			$3,240,639
Major Banks – 5.7%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$2,253,000	$2,185,415
Banco de Sabadell S.A., 2% to 1/17/2025, FLR (EUR Swap Rate - 5yr. + 2.2%) to 1/17/2030	EUR	1,500,000	1,757,119
Banco de Sabadell S.A., 2.5%, 4/15/2031		1,500,000	1,788,849
Bank of America Corp., 3.5%, 4/19/2026		$3,425,000	3,800,928
Caixabank S.A., 5.25%, 12/31/2164	EUR	2,400,000	2,964,494
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		1,200,000	1,508,462
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		500,000	622,761
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2167		800,000	1,042,459
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR + 2.757%) to 1/14/2032		$1,200,000	1,182,354
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	900,000	1,090,130
Erste Group Bank AG, 1.625% to 9/08/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 9/08/2031		200,000	249,215
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 10/15/2070		2,200,000	2,475,014
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$1,153,000	1,185,963
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,564,552
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,455,000	2,663,113
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,095,000	1,214,094
JPMorgan Chase & Co., 4.26%, 2/22/2048		550,000	663,263
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		1,812,000	1,823,370
Morgan Stanley, 3.125%, 7/27/2026		1,950,000	2,125,345
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		630,000	698,170
Natwest Group PLC, 5.125%, 12/31/2164	GBP	1,275,000	1,860,706
NatWest Group PLC, 0.78% to 2/26/2029, FLR (EURIBOR - 3mo. + 0.949%) to 2/26/2030	EUR	420,000	505,914
Royal Bank of Canada, 2.55%, 7/16/2024		$3,027,000	3,219,371
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 12/31/2164 (n)		1,540,000	1,517,362
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	761,000	945,094
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		1,674,000	2,126,441
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070		2,200,000	2,396,540
			$46,176,498
Medical & Health Technology & Services – 1.5%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$971,000	$1,055,720
BayCare Health System, Inc., 3.831%, 11/15/2050		1,187,000	1,381,013
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	225,000	271,718

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Cigna Corp., 4.125%, 11/15/2025		$926,000	$1,042,610
HCA, Inc., 5.25%, 6/15/2026		1,244,000	1,451,086
HCA, Inc., 5.125%, 6/15/2039		896,000	1,096,971
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,369,000	1,492,766
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,051,000	1,277,702
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		760,000	752,816
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	1,390,748
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	940,037
			$12,153,187
Medical Equipment – 0.1%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	660,000	$799,897
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$1,521,000	$1,875,057
Midstream – 1.2%
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	$1,142,815
Enterprise Products Partners LP, 3.125%, 7/31/2029		$1,109,000	1,186,501
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		1,478,000	1,461,497
MPLX LP, 4.5%, 4/15/2038		1,144,000	1,254,232
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,010,000	1,031,755
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,449,101
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	885,842
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		1,093,000	1,243,907
			$9,655,650
Mortgage-Backed – 9.5%
Fannie Mae, 2.77%, 3/01/2022		$327,288	$331,652
Fannie Mae, 5%, 8/01/2040		489,945	569,890
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		3,692,281	4,064,113
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		4,813,290	5,406,010
Fannie Mae, 3.5%, 9/01/2045 - 5/01/2049		1,380,946	1,499,522
Fannie Mae, 2.5%, 3/01/2050 - 2/01/2051		1,845,638	1,919,444
Fannie Mae, 3%, 6/01/2050 - 8/01/2050		1,626,108	1,702,878
Fannie Mae, 2%, 1/01/2051 - 2/01/2051		1,415,220	1,434,207
Fannie Mae, TBA, 1.5%, 3/01/2036		800,000	807,500
Fannie Mae, TBA, 2%, 3/01/2036 - 4/01/2051		6,725,000	6,823,094
Fannie Mae, TBA, 2.5%, 3/01/2036 - 4/01/2051		4,720,000	4,884,620
Fannie Mae, TBA, 3%, 3/01/2036 - 4/25/2051		6,425,000	6,732,409
Fannie Mae, TBA, 3.5%, 3/01/2051		4,709,252	4,989,968
Fannie Mae, TBA, 4%, 3/01/2051		1,425,000	1,529,527
Freddie Mac, 0.204%, 9/25/2026 (i)		62,189,000	785,043
Freddie Mac, 1.367%, 3/25/2027 (i)		1,517,000	118,410
Freddie Mac, 3.35%, 1/25/2028		4,542,000	5,129,166
Freddie Mac, 0.29%, 2/25/2028 (i)		46,151,000	1,018,986
Freddie Mac, 0.104%, 4/25/2028 (i)		46,683,000	489,751
Freddie Mac, 3.9%, 4/25/2028		4,920,000	5,713,995
Freddie Mac, 0.11%, 5/25/2028 (i)		47,225,000	527,366
Freddie Mac, 1.799%, 4/25/2030 (i)		2,395,024	352,693
Freddie Mac, 1.868%, 4/25/2030 (i)		2,589,254	395,074
Freddie Mac, 1.662%, 5/25/2030 (i)		3,408,930	474,637
Freddie Mac, 1.796%, 5/25/2030 (i)		7,523,890	1,116,547
Freddie Mac, 1.341%, 6/25/2030 (i)		3,170,959	359,400
Freddie Mac, 1.169%, 9/25/2030 (i)		1,901,519	193,418
Freddie Mac, 1.6%, 9/25/2030 (i)		2,931,170	401,351
Freddie Mac, 1.081%, 11/25/2030 (i)		3,948,102	377,738
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,097,105	1,233,996
Freddie Mac, 5%, 7/01/2041		629,086	728,203

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 4/01/2044		$56,678	$62,767
Freddie Mac, 3%, 5/01/2050 - 6/01/2050		536,440	579,291
Ginnie Mae, 3%, 8/20/2050 - 9/20/2050		3,349,270	3,495,820
Ginnie Mae, 2.5%, 11/20/2050 - 12/20/2050		1,191,164	1,234,095
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 3/01/2051		900,000	931,806
Ginnie Mae, TBA, 2%, 3/01/2051 - 4/01/2051		1,750,000	1,770,411
Ginnie Mae, TBA, 3.5%, 3/01/2051 - 4/01/2051		3,675,000	3,887,520
Ginnie Mae, TBA, 4%, 3/01/2051		1,775,000	1,897,157
Ginnie Mae, TBA, 3%, 4/01/2051		550,000	572,773
			$76,542,248
Municipals – 1.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$90,000	$92,712
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	1,119,924
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		1,715,000	1,887,940
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		890,000	1,158,023
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,149,800
State of Florida, “A”, 2.154%, 7/01/2030		3,042,000	3,105,426
			$8,513,825
Natural Gas - Distribution – 0.3%
National Grid PLC, 1.125%, 1/14/2033	GBP	938,000	$1,216,032
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,481,697
			$2,697,729
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$824,000	$992,296
Network & Telecom – 0.3%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$1,893,000	$1,714,152
Verizon Communications, Inc., 4%, 3/22/2050		802,000	869,232
			$2,583,384
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$767,000	$884,547
Oils – 0.6%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$1,123,528
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$1,134,000	782,460
Puma International Financing S.A., 5%, 1/24/2026		1,062,000	1,024,830
Valero Energy Corp., 2.85%, 4/15/2025		1,764,000	1,857,251
			$4,788,069
Other Banks & Diversified Financials – 2.2%
Alpha Bank AE, 4.25% to 2/13/2025, FLR (EUR Swap Rate - 5yr. + 4.504%) to 2/13/2030	EUR	1,360,000	$1,589,551
Banca Monte dei Paschi di Siena S.p.A., 8%, 1/22/2030		1,175,000	1,460,227
Belfius Bank S.A. , 0.375%, 9/02/2025		700,000	848,090
Deutsche Bank AG, 1.375% to 9/03/2025, FLR (EURIBOR - 3mo. + 1.85%) to 9/03/2026		1,000,000	1,241,598
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	300,000	411,022
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	700,000	839,544
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,229,280
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025	EUR	1,087,000	1,407,012
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	700,000	994,626
Intesa Sanpaolo S.p.A., 4.125%, 2/27/2070	EUR	800,000	887,905
Macquarie Group Ltd., 0.35%, 3/03/2028		875,000	1,045,626
Stichting AK Rabobank Certificaten, 6.5%, 3/29/2071		1,275,000	1,955,152
UBS AG, 5.125%, 5/15/2024		$1,560,000	1,722,084

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	1,200,000	$1,821,971
			$17,453,688
Printing & Publishing – 0.4%
Informa PLC, 3.125%, 7/05/2026	GBP	1,250,000	$1,827,513
Informa PLC, 1.25%, 4/22/2028	EUR	1,175,000	1,414,479
			$3,241,992
Real Estate - Apartment – 0.2%
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.212% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		$647,000	$653,467
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031		1,154,000	1,098,744
			$1,752,211
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$871,000	$815,075
Corporate Office Property LP, 2.25%, 3/15/2026		841,000	860,040
			$1,675,115
Real Estate - Other – 0.4%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$1,818,000	$1,819,261
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,634,000	1,627,478
			$3,446,739
Real Estate - Retail – 1.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,329,000	$1,464,051
Realty Income Corp., REIT, 3.25%, 1/15/2031		1,669,000	1,805,209
Regency Centers Corp., 3.7%, 6/15/2030		1,638,000	1,794,375
STORE Capital Corp., 2.75%, 11/18/2030		1,928,000	1,912,345
Unibail-Rodamco, REIT, 2.125% to 10/25/2023, FLR (EUR Swap Rate - 5yr. + 1.675%) to 10/25/2028, FLR (EUR Swap Rate - 5yr. + 1.925%) to, 10/25/2043 FLR (EUR Swap Rate - 5yr. + 2.675%) to 12/31/2164	EUR	1,700,000	1,947,223
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		$419,000	450,924
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		1,207,000	1,257,981
			$10,632,108
Retailers – 0.8%
Best Buy Co., Inc., 1.95%, 10/01/2030		$1,668,000	$1,605,142
Home Depot, Inc., 2.125%, 9/15/2026		3,000,000	3,149,178
Home Depot, Inc., 4.875%, 2/15/2044		1,132,000	1,459,005
			$6,213,325
Supermarkets – 0.5%
Auchan Holding S.A., 2.875%, 1/29/2026	EUR	500,000	$667,737
Auchan Holding S.A., 3.25%, 7/23/2027		500,000	696,442
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026	GBP	407,000	574,234
Casino Guichard Perrachon S.A., 3.992% to 1/31/2019, FLR (EUR Swap Rate - 1yr. + 3.819%) to 1/31/39, (EUR Swap Rate - 1yr. + 6.569%) to 12/31/2164	EUR	1,600,000	1,274,117
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	662,753
			$3,875,283
Supranational – 1.0%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$1,090,000	$1,093,870
European Financial Stability Facility, 0.05%, 1/18/2052	EUR	1,503,000	1,612,907
European Union, 0.3%, 11/04/2050		1,730,000	2,002,648
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	520,242
West African Development Bank, 4.7%, 10/22/2031		$1,789,000	1,934,982
West African Development Bank, 2.75%, 1/22/2033	EUR	1,059,000	1,314,842
			$8,479,491

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$1,680,691
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	975,000	1,165,290
American Tower Corp., REIT, 3.8%, 8/15/2029		$1,108,000	1,230,330
Cellnex Finance Co. S.A. , 2%, 2/15/2033	EUR	600,000	703,165
Crown Castle International Corp., 1.35%, 7/15/2025		$558,000	560,179
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	561,584
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		962,000	1,029,340
Rogers Communications, Inc., 3.7%, 11/15/2049		1,139,000	1,213,581
			$8,144,160
Telephone Services – 0.2%
Iliad S.A., 2.375%, 6/17/2026	EUR	500,000	$626,665
Iliad S.A., 1.875%, 2/11/2028		900,000	1,079,347
			$1,706,012
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	1,171,000	$1,649,837
Transportation - Services – 0.4%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	1,200,000	$1,795,590
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	1,575,000	1,805,984
			$3,601,574
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.22%, 3/01/2033		$401,890	$407,714
U.S. Treasury Obligations – 3.4%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$470,000	$582,708
U.S. Treasury Bonds, 2.25%, 8/15/2049		585,800	593,786
U.S. Treasury Bonds, 2.375%, 11/15/2049		8,235,000	8,574,694
U.S. Treasury Notes, 2.375%, 5/15/2029		2,956,100	3,202,865
U.S. Treasury Notes, 1.125%, 8/15/2040		17,012,000	14,340,585
			$27,294,638
Utilities - Electric Power – 2.8%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$894,000	$992,787
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028	EUR	1,154,000	1,415,054
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$1,649,000	1,807,623
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		1,581,000	1,837,913
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%), to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) , to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 12/31/2164	EUR	1,150,000	1,446,503
Energias de Portugal S.A., 1.875% to 8/2/2026, FLR (EUR Swap Rate - 5yr. + 2.38%) to 8/2/2031, FLR (EUR Swap Rate - 5yr. + 2.63%) to 8/2/2041, FLR (EUR Swap Rate - 5yr. + 3.38%) to 8/02/2081		1,300,000	1,560,672
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	2,111,376
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,661,756
FirstEnergy Corp., 2.65%, 3/01/2030		1,349,000	1,323,706
Georgia Power Co., 3.7%, 1/30/2050		1,407,000	1,488,411
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	803,267
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		598,000	607,305
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,649,000	1,833,385
Virginia Electric & Power Co., 2.875%, 7/15/2029		793,000	853,415
WEC Energy Group, Inc., 1.8%, 10/15/2030		2,606,000	2,483,062
			$22,226,235
Total Bonds			$764,839,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 9.4%
Money Market Funds – 9.4%
MFS Institutional Money Market Portfolio, 0.07% (v)	75,868,026	$75,868,027
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.5%
Market Index Securities – 0.1%
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 200	Call	Goldman Sachs International	$ 116,801,505	79,100,000	$62,434
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 325	Put	Goldman Sachs International	106,975,268	79,600,000	831,024
					$893,458
Other – 0.4%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 77,000,000	$ 77,000,000	3,173,354
Total Purchased Options					$4,066,812

Written Options (see table below) – (0.1)%	$(538,582)

Other Assets, Less Liabilities – (4.5)%	(36,886,281)
Net Assets – 100.0%	$807,349,660
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $75,868,027 and $768,906,496, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $83,350,979, representing 10.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.957% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$714,500	$726,103
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 2/28/21
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Crossover Index	Call	Goldman Sachs International	(31,800,000)	$(46,956,863)	EUR 250	March – 2021	$(100,557)
Markit iTraxx Europe Crossover Index	Put	Goldman Sachs International	(31,800,000)	(42,736,351)	EUR 250	March – 2021	(438,025)
							$(538,582)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,149,101	USD	1,645,126	JPMorgan Chase Bank N.A.	3/17/2021	$8,610
CAD	20,766,599	USD	16,308,621	Citibank N.A.	3/17/2021	10,366
CLP	278,537,000	USD	380,100	JPMorgan Chase Bank N.A.	4/26/2021	5,000
COP	2,783,543,000	USD	743,666	Citibank N.A.	3/10/2021	19,409
EUR	2,012,405	USD	2,424,251	Citibank N.A.	3/17/2021	4,753
EUR	1,437,037	USD	1,731,216	Morgan Stanley Capital Services, Inc.	3/17/2021	3,311
GBP	10,898,050	USD	15,005,091	JPMorgan Chase Bank N.A.	3/17/2021	179,531
GBP	3,085,000	USD	4,289,172	JPMorgan Chase Bank N.A.	4/16/2021	9,961
GBP	2,250,000	USD	3,083,257	Morgan Stanley Capital Services, Inc.	3/17/2021	51,744
GBP	1,248,836	USD	1,737,152	State Street Bank Corp.	4/16/2021	3,177
GBP	1,400,597	USD	1,909,938	UBS AG	4/16/2021	41,878
NZD	28,200,000	USD	20,309,078	Goldman Sachs International	3/17/2021	67,016
RUB	101,734,000	USD	1,319,165	Goldman Sachs International	3/24/2021	42,173
TRY	3,556,000	USD	468,220	Citibank N.A.	3/17/2021	7,403
TRY	20,299,000	USD	2,658,601	HSBC Bank	3/22/2021	50,182

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
TRY	5,145,000	USD	677,625	JPMorgan Chase Bank N.A.	3/17/2021	$10,530
TRY	24,268,000	USD	3,209,169	Merrill Lynch International	3/17/2021	36,731
TRY	5,500,000	USD	724,283	NatWest Markets PLC	3/17/2021	11,354
USD	829,845	AUD	1,041,707	Goldman Sachs International	3/17/2021	28,250
USD	4,133,963	AUD	5,370,092	JPMorgan Chase Bank N.A.	3/17/2021	1,671
USD	286,701	AUD	372,348	Merrill Lynch International	3/17/2021	179
USD	1,204,805	CAD	1,531,000	Brown Brothers Harriman	3/17/2021	1,701
USD	1,225,380	CAD	1,555,000	Citibank N.A.	3/17/2021	3,417
USD	7,720,891	CAD	9,800,000	State Street Bank Corp.	3/17/2021	19,771
USD	28,300,050	EUR	23,312,915	Citibank N.A.	3/17/2021	161,007
USD	1,019,155	EUR	834,766	Citibank N.A.	4/16/2021	10,843
USD	3,375,888	EUR	2,784,208	Goldman Sachs International	3/17/2021	15,307
USD	603,044	EUR	494,505	Goldman Sachs International	4/16/2021	5,734
USD	2,999,230	EUR	2,463,884	JPMorgan Chase Bank N.A.	3/17/2021	25,285
USD	4,564,191	EUR	3,733,198	Merrill Lynch International	3/17/2021	58,164
USD	1,793,996	EUR	1,475,966	Morgan Stanley Capital Services, Inc.	3/17/2021	12,483
USD	1,873,168	EUR	1,540,166	State Street Bank Corp.	3/17/2021	14,164
USD	509,598	EUR	413,393	UBS AG	4/16/2021	10,262
USD	1,636,712	IDR	23,136,556,000	Barclays Bank PLC	5/20/2021	23,353
USD	164,328	IDR	2,321,954,300	JPMorgan Chase Bank N.A.	5/20/2021	2,413
USD	23,636,126	JPY	2,493,613,978	JPMorgan Chase Bank N.A.	3/17/2021	238,845
USD	4,434,203	MXN	88,698,030	Goldman Sachs International	3/17/2021	201,956
USD	8,911,179	MXN	178,155,857	JPMorgan Chase Bank N.A.	3/17/2021	410,430
USD	8,010,351	MXN	159,410,142	State Street Bank Corp.	3/17/2021	404,058
USD	5,591,305	NOK	47,257,138	HSBC Bank	3/17/2021	141,033
USD	6,322,310	SEK	52,658,443	Merrill Lynch International	3/17/2021	84,859
USD	2,851,544	ZAR	42,172,469	UBS AG	4/16/2021	81,328
						$2,519,642
Liability Derivatives
AUD	1,597,513	USD	1,237,091	Goldman Sachs International	3/17/2021	$(7,803)
AUD	6,542,646	USD	5,061,352	JPMorgan Chase Bank N.A.	3/17/2021	(26,778)
CAD	13,763,483	USD	10,887,130	Citibank N.A.	3/17/2021	(71,392)
CAD	10,238,000	USD	8,103,298	Goldman Sachs International	4/16/2021	(57,687)
CAD	5,124,000	USD	4,080,890	JPMorgan Chase Bank N.A.	3/17/2021	(54,305)
CAD	1,732,000	USD	1,363,094	JPMorgan Chase Bank N.A.	4/16/2021	(1,988)
CAD	346,741	USD	275,451	Merrill Lynch International	3/17/2021	(2,972)
CHF	3,707,000	USD	4,197,293	Morgan Stanley Capital Services, Inc.	3/17/2021	(120,199)
CLP	2,868,845,000	USD	4,079,410	Citibank N.A.	5/28/2021	(111,992)
CNH	182,202,000	USD	28,107,173	HSBC Bank	3/17/2021	(44,605)
CNH	52,333,000	USD	8,134,366	State Street Bank Corp.	3/17/2021	(74,090)
CZK	16,301,000	USD	764,464	Citibank N.A.	3/17/2021	(12,910)
DKK	9,755,512	USD	1,611,068	Merrill Lynch International	3/17/2021	(27,818)
EUR	17,908,009	USD	21,745,603	Citibank N.A.	3/17/2021	(130,361)
EUR	1,861,000	USD	2,268,865	Citibank N.A.	4/16/2021	(20,972)
EUR	2,787,471	USD	3,369,851	Goldman Sachs International	3/17/2021	(5,331)
EUR	446,855	USD	543,725	JPMorgan Chase Bank N.A.	3/17/2021	(4,364)
EUR	118,457	USD	143,600	JPMorgan Chase Bank N.A.	4/16/2021	(516)
EUR	74,882	USD	90,892	Morgan Stanley Capital Services, Inc.	3/17/2021	(509)
EUR	1,571,305	USD	1,905,658	State Street Bank Corp.	3/17/2021	(9,069)
GBP	5,403,919	USD	7,616,846	Deutsche Bank AG	3/17/2021	(87,382)
GBP	3,257,446	USD	4,592,336	JPMorgan Chase Bank N.A.	3/17/2021	(53,626)
ILS	3,813,000	USD	1,204,214	Citibank N.A.	3/17/2021	(52,037)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	9,475,291,988	USD	90,978,650	JPMorgan Chase Bank N.A.	3/17/2021	$(2,073,123)
JPY	101,018,000	USD	965,134	JPMorgan Chase Bank N.A.	4/16/2021	(16,923)
JPY	307,803,635	USD	2,973,583	State Street Bank Corp.	3/17/2021	(85,499)
JPY	79,624,000	USD	765,219	UBS AG	4/16/2021	(17,824)
KRW	7,121,945,300	USD	6,354,965	Barclays Bank PLC	4/09/2021	(15,593)
NOK	174,727,095	USD	20,592,599	HSBC Bank	3/17/2021	(440,929)
PLN	5,341,000	USD	1,451,048	BNP Paribas S.A.	3/17/2021	(25,631)
SEK	33,898,000	USD	4,087,071	Goldman Sachs International	3/17/2021	(71,816)
SGD	252,000	USD	190,232	Brown Brothers Harriman	3/17/2021	(1,253)
SGD	1,660,000	USD	1,252,354	State Street Bank Corp.	3/17/2021	(7,492)
TOF	77,154,000	USD	2,571,200	JPMorgan Chase Bank N.A.	3/19/2021	(36,958)
TRY	14,772,000	USD	1,996,157	JPMorgan Chase Bank N.A.	4/16/2021	(47,983)
USD	12,155,416	AUD	15,947,000	Merrill Lynch International	3/17/2021	(115,822)
USD	1,072,393	AUD	1,400,000	State Street Bank Corp.	3/17/2021	(4,909)
USD	9,243,153	CAD	11,769,494	Citibank N.A.	3/17/2021	(5,651)
USD	1,999,329	CNH	13,022,000	State Street Bank Corp.	3/17/2021	(6,306)
USD	7,419,784	EUR	6,160,645	Citibank N.A.	3/17/2021	(16,209)
USD	2,068,540	EUR	1,717,308	JPMorgan Chase Bank N.A.	3/17/2021	(4,277)
USD	8,058,535	EUR	6,699,000	State Street Bank Corp.	3/17/2021	(27,260)
USD	135,489	GBP	99,327	Citibank N.A.	3/17/2021	(2,907)
USD	29,677,224	GBP	21,767,892	JPMorgan Chase Bank N.A.	3/17/2021	(652,719)
USD	3,068,865	GBP	2,261,313	Morgan Stanley Capital Services, Inc.	3/17/2021	(81,899)
USD	799,073	GBP	587,540	Morgan Stanley Capital Services, Inc.	4/16/2021	(19,698)
USD	9,762,622	NZD	13,601,703	Goldman Sachs International	3/17/2021	(65,377)
USD	8,101,118	NZD	11,298,000	JPMorgan Chase Bank N.A.	4/16/2021	(61,969)
USD	264,852	NZD	369,000	Merrill Lynch International	3/17/2021	(1,772)
USD	1,789,789	NZD	2,487,895	UBS AG	3/17/2021	(7,856)
USD	142,635	RUB	11,000,000	Goldman Sachs International	3/24/2021	(4,560)
USD	4,018,160	SEK	33,992,000	Merrill Lynch International	3/17/2021	(8,230)
USD	5,515,669	ZAR	84,938,228	State Street Bank Corp.	3/17/2021	(85,949)
						$(4,993,100)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	78	$8,567,374	June – 2021	$111,183
Euro-Bobl 5 yr	Short	EUR	404	65,420,155	March – 2021	504,864
Euro-Bund 10 yr	Short	EUR	188	39,332,565	March – 2021	861,786
Euro-Buxl 30 yr	Short	EUR	19	4,810,008	March – 2021	368,563
U.S. Treasury Bond	Short	USD	21	3,343,594	June – 2021	2,547
U.S. Treasury Note 2 yr	Short	USD	24	5,298,375	June – 2021	291
U.S. Treasury Note 5 yr	Short	USD	539	66,819,156	June – 2021	471,098
U.S. Treasury Ultra Bond	Short	USD	42	7,940,625	June – 2021	32,036
U.S. Treasury Ultra Note 10 yr	Short	USD	294	43,319,062	June – 2021	399,983
						$2,752,351

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	55	$7,299,531	June – 2021	$(73,424)
At February 28, 2021, the fund had cash collateral of $1,980,000 and other liquid securities with an aggregate value of $2,972,754 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2021, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$30,875,706	$—	$30,875,706
Non - U.S. Sovereign Debt	—	307,292,576	—	307,292,576
Municipal Bonds	—	8,513,825	—	8,513,825
U.S. Corporate Bonds	—	149,521,734	—	149,521,734
Residential Mortgage-Backed Securities	—	76,542,248	—	76,542,248
Commercial Mortgage-Backed Securities	—	11,447,135	—	11,447,135
Asset-Backed Securities (including CDOs)	—	7,489,915	—	7,489,915
Foreign Bonds	—	177,223,357	—	177,223,357
Mutual Funds	75,868,027	—	—	75,868,027
Total	$75,868,027	$768,906,496	$—	$844,774,523
Other Financial Instruments
Futures Contracts – Assets	$2,752,351	$—	$—	$2,752,351
Futures Contracts – Liabilities	(73,424)	—	—	(73,424)
Forward Foreign Currency Exchange Contracts – Assets	—	2,519,642	—	2,519,642
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,993,100)	—	(4,993,100)
Written Options - Liabilities	—	(538,582)	—	(538,582)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$49,377,293	$136,694,260	$110,203,526	$—	$—	$75,868,027
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,130	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2021, are as follows:
United States	55.7%
Italy	7.2%
Japan	6.9%
United Kingdom	5.3%
China	4.4%
Mexico	3.6%
France	3.5%
Spain	2.5%
Germany	(12.6)%
Other Countries	23.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.